Offerings	Sep. 04, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.724% Notes due 2034
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 750,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 110,700.00
Offering Note	The filing fee paid with this filing pursuant to Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), was originally deferred in accordance with Rule 456(b) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.275% Notes due 2054
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 147,600.00
Offering Note	See Offering Note 1
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.425% Notes due 2064
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,250,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 184,500.00
Offering Note	See Offering Note 1